Mergers and Acquisitions (Tables)	12 Months Ended
Sep. 27, 2013
Schedule of Aggregate Purchase Price Allocated to Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed

The aggregate purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition as follows (in thousands):

Current assets	$1,184
Other assets	980
Intangible assets	8,350

Total assets acquired	10,514
Current liabilities	4,219
Debt	6,532
Other liabilities	457

Total liabilities assumed	11,208

Net assets acquired	(694)
Consideration:
Previously advanced notes payable	2,066

Goodwill	$2,760

Components of Acquired Intangible Assets	The components of the acquired intangible assets were as follows (in thousands):

Technology	$7,600
Customer relationships	750

$8,350

Schedule of Changes in Fair Value of Contingent Consideration Resulting from Acquisitions

The changes in fair value of contingent consideration resulting from acquisitions are set forth below (in thousands):

Balance—October 2, 2010	$29,300
Acquisition of Optomai	4,817
Payment—MACOM business acquisition	(8,825)
Change in fair value	210

Balance—September 30, 2011	25,502
Payment—MACOM business acquisition	(15,000)
Change in fair value	(3,922)

Balance—September 28, 2012	6,580
Payment—MACOM business acquisition	(6,003)
Change in fair value	(577)

Balance—September 27, 2013	$—

Optomai [Member]
Schedule of Aggregate Purchase Price Allocated to Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed

The aggregate purchase price for Optomai was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition as follows (in thousands):

Current assets	$76
Other assets	241
Intangible assets	4,176

Total assets acquired	4,493

Current liabilities	1,599
Other liabilities	260

Total liabilities assumed	1,859

Net assets acquired	2,634

Consideration:
Cash paid at closing	1,807
Contingent consideration	4,817

Total consideration	6,624

Goodwill	$3,990

Components of Acquired Intangible Assets	The components of the acquired intangible assets were as follows (in thousands):

Technology	$2,565
Customer relationships	1,611

$4,176